Certain Risks and Concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Risks and Uncertainties [Abstract]
CERTAIN RISKS AND CONCENTRATIONS

NOTE 13 – CERTAIN RISKS AND CONCENTRATIONS

(a)	Concentrations

The Company had the following customers that individually comprised 10% or more of net revenue for the three and nine months ended September 30, 2022 and 2021:

	Three months ended September 30,
	2022			2021

Customer A (note)	$437,679	55%		$	*	* %
Customer B	*	*	%		210,337	13%
Customer C	*	*	%		170,019	10%
Customer D	*	*	%		172,765	11%

* Comprised less than 10% of net revenue for the respective period.

	Nine months ended September 30,
	2022			2021

Customer A (note)	$1,284,209	45%		$	*	* %
Customer B	*	*	%		1,321,937	30%
Customer C	*	*	%		905,215	20%
Customer D	*	*	%		627,321	14%

* Comprised less than 10% of net revenue for the respective period.

The Company had the following customers that individually comprised 10% or more of net accounts receivable as of September 30, 2022 and December 31, 2021:

	September 30, 2022		December 31, 2021
Customer A (note i)	$128,779	45%	$15,864	23%
Customer E	59,413	21%	*	* %
Customer F	46,347	16%	*	* %
Customer G	*	* %	18,408	27%
Customer H	*	* %	20,272	30%

The Company had the following service vendor that individually comprised 10% or more of cost of revenue for the nine months ended September 30, 2022 and 2021:

	Nine months ended September 30,
	2022		2021
Service vendor A (note)	$135,223	24%	$400,105	31%

The Company had the following service vendors that individually comprised 10% or more of accounts payable as of September 30, 2022 and December 31, 2021:

	September 30, 2022				December 31, 2021

Service vendor B	$	*	*	%	$49,560	43%
Service vendor C		*	*	%	21,390	18%
Service vendor D		*	*	%	19,308	17%
Service vendor E		*	*	%	16,135	14%

*	Comprised less than 10% of accounts payable for the respective period.

Note: Customer A and Service vendor A disclosed above is the same Company.

(b)	Credit risk

At September 30, 2022 and December 31, 2021, the Company’s cash and cash equivalents included bank deposits in accounts maintained in China and Hong Kong and liquid funds in online payment platforms. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks on its cash in bank accounts.

For the credit risk related to trade accounts receivable, the Company performs ongoing credit evaluations of its customers and, if necessary, maintains reserves for potential credit losses.

NOTE 16 – CERTAIN RISKS AND CONCENTRATIONS

(a)	Concentrations

The Company had the following customers that individually comprised 10% or more of net revenue for the years ended December 31, 2021 and 2020:

	2021		2020
Customer A	$1,438,514	26%	$4,995,641	54%
Customer B (Note)	1,008,417	18%	1,586,867	17%
Customer C	730,829	13%	*	*

*	Comprised less than 10% of net revenue for the respective period.

The Company had the following customers that individually comprised 10% or more of net accounts receivable as of December 31, 2021 and 2020:

	2021				2020
Customer A	$	*	*	%	$57,608	28%
Customer B (Note)		*	*	%	39,291	19%
Customer C		*	*	%	*	* %
Customer D		20,272	30%		*	* %
Customer E		18,408	27%		31,379	16%
Customer F		15,864	23%		*	* %

*	Comprised less than 10% of net account receivable for the respective period.

Note : Customer B is an ultimate shareholder of Service Vendor C and Service Vendor E disclosed below.

The Company had the following service vendors that individually comprised 10% or more of cost of revenue for the years ended December 31, 2021 and 2020:

	2021		2020
Service vendor	$579,959	32%	$	*	*
Service vendor B	186,934	10%		*	*

*	Comprised less than 10% of cost of revenue for the respective period.

The Company had the following service vendors that individually comprised 10% or more of accounts payable as of December 31, 2021 and December 31, 2020:

	2021		2020

Service vendor B	$49,560	43%	$	*	*
Service vendor C (Note)	21,390	18%		*	*
Service vendor D	19,308	17%		*	*
Service vendor E (Note)	16,135	14%		*	*

*	Comprised less than 10% of accounts payable for the respective period.

Note: Customer B disclosed above is an ultimate shareholder of Service Vendor C and Service Vendor E.

(b)	Credit risk

At December 31, 2021 and 2020, the Company’s cash and cash equivalents included bank deposits in accounts maintained in China and Hong Kong and liquid funds in online payment platforms. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks on its cash in bank accounts.

For the credit risk related to trade accounts receivable, the Company performs ongoing credit evaluations of its customers and, if necessary, maintains reserves for potential credit losses.